INCOME TAXES - Tax Reconciliation (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of income tax statutory rates to effective rates
(Loss) income before income taxes	$ (8,608)	$ 4,027
Statutory tax rate	27.00%	27.00%
Expected income tax (recovery) expense	$ (2,324)	$ 1,087
Increase (decrease) due to:
Foreign tax rate differences	279	205
Non-deductible permanent differences	422	623
Withholding taxes	424	538
Change in unrecognized temporary differences	3,239	(240)
Effect of true-ups in prior year temporary differences	(470)	(897)
Income tax expense	$ 1,570	$ 1,316